Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 74,815	$ 117,684	$ 120,039
Other comprehensive income/(loss)	0	0	0
Total comprehensive income	$ 74,815	$ 117,684	$ 120,039